Related party transactions - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Total minimum guarantee profit	¥ 250
Intangible assets	2,020	¥ 1,622	¥ 1,763
Tencent Group [Member]
Disclosure of transactions between related parties [line items]
Intangible assets	227
Amortisation cost	¥ 34